Consolidated Statements of Cash Flows (Unaudited) (FY) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)		$ (2,870)	$ (10,681)	$ (1,094)	$ 595
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain upon consolidation of VSRM and sale of agency business	[1]		(10,052)
Gain on sale of agency business				(8,910)
Depreciation and amortization		102	417	423	437
Amortization of bond premium and discount, net		116	320	523	655
Net realized investment (gains) losses		69	1,505	(2,878)	(8,126)
Change in fair value of equity securities		(280)	(403)	2,020	(228)
Loss on sale of fixed assets			33
Deferred income tax expense			(9,396)	0	0
Stock-based compensation expenses		38	211	218	706
Equity loss (earnings) in Affiliate, net of tax		(76)	(368)	(824)	(839)
PPP Loan forgiveness				(2,745)	0
Other			60	17	(262)
(Increase) decrease in:
Premiums and agents' balances and other receivables		442	(594)	(811)	311
Reinsurance recoverables		(1,201)	(47,613)	(15,335)	1,378
Prepaid reinsurance premiums		(6,133)	(8,098)	(6,985)	(66)
Deferred policy acquisition costs		2,143	1,977	(24)	(337)
Other assets		(719)	(138)	949	908
Increase (decrease) in:
Unpaid losses and loss adjustment expenses		1,853	26,454	27,815	4,024
Unearned premiums		199	2,618	9,045	4,721
Reinsurance premiums payable		(1,976)	11,926	5,318
Accounts payable and other liabilities		(234)	1,348	(1,367)	(895)
Net cash provided by (used in) operating activities		(8,527)	(40,474)	5,355	2,982
Cash Flows From Investing Activities
Purchases of investments		(68,116)	(318,227)	(226,794)	(391,588)
Proceeds from maturities and redemptions of investments		6,609	20,324	25,834	23,403
Proceeds from sales of investments		62,958	324,091	198,408	360,926
Proceeds from sale of agency business, net of $271 of cash disposed of	[1]		32,759	4,000
Purchase of VSRM, net of $3,920 cash acquired	[1]		(1,947)
Deconsolidation of SSU	[1]		(497)
Dividends from Affiliate				1,000
Other purchases				(1,071)	(78)
Net cash provided by (used in) investing activities		1,451	56,503	1,377	(7,337)
Cash Flows From Financing Activities
Proceeds received from issuance of shares of common stock			5,000
Repurchase of common stock			10	(12)	(36)
Borrowings under lines of credit		5,000	19,500	3,000	5,745
Repayment of lines of credit			(19,500)	(8,000)	(625)
Paydown of long-term debt			(2,917)
Net cash provided by (used in) financing activities		5,000	2,093	(5,012)	5,084
Net increase (decrease) in cash		(2,076)	18,122	1,720	729
Cash at beginning of period		9,913	9,913	8,193	7,464
Cash at end of period		7,837	28,035	9,913	8,193
Supplemental Disclosure of Cash Flow Information:
Interest paid		699	2,979	2,883	2,586
Income taxes paid (refunded), net		$ (12)	$ (11)	163	$ (82)
Increase in note receivable from sale of agency business				$ 6,000

[1]	See Note 2 ~ VSRM Transaction